Cover Page	Mar. 24, 2021	Aug. 18, 2020
Cover [Abstract]
Entity Central Index Key		0001073429
Amendment Flag		false
Document Type		8-K
Document Period End Date	Mar. 24, 2021
Entity Registrant Name		U.S. CONCRETE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34530
Entity Tax Identification Number		76-0586680
Entity Address, Address Line One		331 N. Main Street
Entity Address, City or Town		Euless
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		76039
City Area Code		817
Local Phone Number		835-4105
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001
Trading Symbol		USCR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false